Equity Awards - Stock Option Plan Activity (Detail) - Service and performance-based employee and director stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Options outstanding, beginning balance	4,433,706	3,885,193	1,781,499
Options granted	2,072,108	564,442	2,193,701
Options forfeited		(15,929)	(90,007)
Options exercised	(41,828)
Options outstanding, ending balance	6,463,986	4,433,706	3,885,193
Weighted Average Exercise Price
Average exercise price, beginning of period	$ 2.38	$ 2.53	$ 3.90
Average exercise price, options granted	2.98	1.29	1.46
Average exercise price, forfeited		1.53	3.48
Average exercise price, exercised	2.51
Average exercise price, end of period	2.57	2.38	2.53
Weighted Average Grant Date Fair Value
Average grant date fair value, beginning of period	1.63	1.73	2.59
Average grant date fair value, options granted	2.34	0.93	1.07
Average grant date fair value, forfeited		1.09	2.52
Average grant date fair value, exercised	1.73
Average grant date fair value, end of period	$ 1.86	$ 1.63	$ 1.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average remaining contractual life, options outstanding	4 years 7 months 14 days
Options exercisable, ending balance	3,297,814
Average exercise price, options exercisable	$ 2.70
Average remaining contractual life, options exercisable	3 years 3 months 1 day
Aggregate intrinsic value, options exercisable	$ 3,571
Options expected to vest	3,166,172
Average exercise price, options expected to vest	$ 2.43
Aggregate intrinsic value, options expected to vest	$ 3,158